Form 13F Cover Page

Filing for Quarter-Ending:   December 31, 2005

Check here if Amendment:     ( )
Amendment Number:
This Amendment:              ( ) is a reinstatement
                             ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                        Croft-Leominster, Inc.
Address:                     300 Water Street, 4th floor
                             Baltimore, MD  21202

Form 13-F File Number:       28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                        Carla Prescimone
Title:                       Assistant Vice President
Phone:                       410-576-0100

Signature, Place, and Date of Signing:

                             Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                    City, State                     Date

Report Type (Check only one):

(X)  13F Holdings Report     Check here if all holdings of this reporting
                             manager are reported in this report.
( )  13F Notice              Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).
( )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                none

Form 13F Information Table Entry Total:            120

Form 13F Information Table Value Total:         $310.32
                                               (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:             SOLE
ITEM 7: Voting Authority:                  NONE

         SECURITY NAME                TITLE of CLASS            CUSIP          MARKET VALUE        QUANITY
         -------------                --------------            -----          ------------        -------
AGCO Corporation                            COM               001084102          $  2.4975          150,727
Aberden Asia-Pacific Prime Inc              COM               003009107          $  0.0795           13,700
Aleris International                        COM               014477103          $  0.6220           19,292
Alliance World Dollar Gvt II                COM               01879R106          $  0.2672           21,500
Altria Group Inc.,                          COM               02209S103          $  0.3303            4,421
Ameren Corporation                          COM               023608102          $  0.8886           17,341
American International Group I              COM               026874107          $  5.8779           86,148
Amgen Inc.                                  COM               031162100          $  1.1144           14,132
Amvescap Plc                           SPONSORED ADR          03235E100          $  2.1870          142,104
Anheuser Busch Cos                          COM               035229103          $  1.7848           41,545
Aquila Inc.                                 COM               03840P102          $  2.1686          602,376
Asia Tigers Fund Inc                        COM               04516T105          $  0.2578           17,325
Bank of America Corp                        COM               060505104          $  6.0574          131,255
Bill Barrett Corporation                    COM               06846N104          $  3.3763           87,446
Berkshire Hathaway - CL A                  CL A               084670108          $  0.4431                5
Berkshire Hathaway - CL B                  CL B               084670207          $  4.6821            1,595
Biomet Inc                                  COM               090613100          $  0.9283           25,385
Cadbury Schweppes PLC - Sp ADR              ADR               127209302          $  0.3794            9,909
Canadian Natural Resources                  COM               136385101          $  3.8306           77,198
Caterpillar Inc                             COM               149123101          $  2.3505           40,688
Cendant Corp                                COM               151313103          $  4.6296          268,382
CenterPoint Energy Inc.                     COM               15189T107          $  4.4361          345,218
Citigroup, Inc.                             COM               172967101          $  8.6756          178,767
Citizens Communications Compan              COM               17453B101          $  0.2656           21,720
Constellation Energy Group                  COM               210371100          $  0.2635            4,575
Covance Inc.                                COM               222816100          $  0.6295           12,965
DeVRY, Inc.                                 COM               253893103          $  1.9008           95,038
Dillard's, Inc.                            CL A               254067101          $  1.5451           62,252
R.R. Donnelley & Sons Company               COM               257867101          $  0.2469            7,217
Dover Corp                                  COM               260003108          $  0.2834            7,000
Dow Chemical Co                             COM               260543103          $  0.2357            5,378
Eastman Kodak Co                            COM               277461109          $  1.6838           71,957
Eaton Corp                                  COM               278058102          $  1.7340           25,846
Edwards Lifesciences Corporati              COM               28716E108          $  3.3530           80,582
Enerplus Resources Fund                UNIT TR G NEW          29274D604          $  0.4552            9,488
Enterprise Products Partners L              COM               293792107          $  0.3319           13,823
Exxon Mobil Corp                            COM               30231g102          $  0.2360            4,202
FMC Corp                                  COM NEW             302491303          $  3.3032           62,125
Fidelity National Financial, I              COM               316326107          $  0.3905           10,614
FirstEnergy Corp                            COM               337932107          $  2.6319           53,724
Fluor Corp                                  COM               343412102          $  8.9320          115,610
Franklin Resources Inc                      COM               354613101          $  3.2008           34,047
Gencorp, Inc.                               COM               368682100          $  1.7705           99,747
General Electric Co                         COM               369604103          $  5.8349          166,475
General Mills Inc                           COM               370334104          $  0.2185            4,430
Genworth Financial Inc.                     COM               37247D106          $  0.4846           14,015
Goldman Sachs Group Inc                     COM               38141g104          $  0.6654            5,210
Hilton Hotels Corp                          COM               432848109          $  0.3480           14,433
Honeywell Intl Inc                          COM               438516106          $  6.2923          168,922
ITT Corp (New)                              COM               450911102          $  0.2516            2,447
ICON plc - Spons ADR                   SPONSORED ADR          45103T107          $  0.6431           15,631
Inco Ltd                                    COM               453258402          $  1.9224           44,123
Ingersoll-Rand                              COM               456866102          $  2.6861           66,536
Insured Municipal Income Fund               COM               45809F104          $  0.2045           16,100
Iowa Telecommunications Servic              COM               462594201          $  0.2750           17,755
Johnson & Johnson                           COM               478160104          $  1.8615           30,973
Kansas City Southern                      COM NEW             485170302          $  0.6540           26,771
Liberty Global, Inc. - A                 COM SER A            530555101          $  0.5129           22,794
Liberty Global, Inc. - C                 COM SER C            530555309          $  0.4824           22,756
Liberty Media Corp                       COM SER A            530718105          $ 10.3625        1,316,712
Lloyds TSB Group plc                   SPONSORED ADR          539439109          $  1.2413           36,726
Lockheed Martin Corporation                 COM               539830109          $  0.2275            3,575
Lowe's Companies                            COM               548661107          $  8.2751          124,139
Markel Corporation                          COM               570535104          $  1.0628            3,352
Marsh & McLennan Cos                        COM               571748102          $  3.7547          118,220
Massey Energy Company                       COM               576206106          $  0.3740            9,875
McDonald's Corp.                            COM               580135101          $  2.0679           61,325
Meristar Hospitality                        COM               58984Y103          $  4.1961          446,389
Microsoft Corp.                             COM               594918104          $  1.8534           70,875
Mills Corp                                  COM               601148109          $  3.9428           94,010
Morgan Stanley                            COM NEW             617446448          $  0.3365            5,931
Morg Stan Asia-Pacific FD NR                COM               61744U106          $  0.1955           12,586
Morgan Stanley Inc. Opportunit        MUN INCOME III          61745P437          $  0.2040           22,100
MuniVest Fund, Inc                          COM               626295109          $  0.1138           11,800
Nexen Inc.                                  COM               65334H102          $  8.0068          168,105
Nuveen Dividend Adv Muni Fund         COM SH BEN INT          67070F100          $  0.2075           12,600
Oregon Steel Mills, Inc.                    COM               686079104          $  2.9110           98,947
PG&E Corp                                   COM               69331C108          $  1.0965           29,539
Packaging Corp of America                   COM               695156109          $  0.4056           17,675
Pactiv Corp                                 COM               695257105          $  0.4184           19,020
Pall Corp                                   COM               696429307          $  2.4755           92,162
Pentair, Inc                                COM               709631105          $  3.9659          114,887
PerkinElmer, Inc.                           COM               714046109          $  1.9099           81,065
Pfizer Inc                                  COM               717081103          $  4.1385          177,465
Pharmaceutical Product Develop              COM               717124101          $  4.9315           79,604
Pinnacle West Capital Corp                  COM               723484101          $  2.9015           70,170
PolyOne Corp                                COM               73179P106          $  0.6182           96,140
Procter & Gamble                            COM               742718109          $  1.8632           32,191
Prudential Financial Inc.                   COM               744320102          $  9.3688          128,007
Putnam Municipal Bond Fund              SH BEN INT            74683V100          $  0.2095           16,965
Rockwell Automation, Inc.                   COM               773903109          $  2.9652           50,121
SPDR Trust Series I                     UNIT SER 1            78462F103          $  0.4071            3,270
St. Paul Travelers Cos. Inc.                COM               792860108          $  7.3379          164,269
Salomon Bros Worldwide Income               COM               79548T109          $  0.2957           19,400
Sears Holding Corp.                         COM               812350106          $  2.9441           25,483
Sempra Energy                               COM               816851109          $  2.9949           66,791
Sierra Pacific Resources                    COM               826428104          $  2.1623          165,821
Sprint Nextel Corp.                       COM FON             852061100          $  1.4721           63,020
Templeton Emerging Mkts Inc Fd              COM               880192109          $  0.2585           20,815
Terex Corporation                           COM               880779103          $ 10.1292          170,525
Textron Inc                                 COM               883203101          $  2.1963           28,531
Time Warner                                 COM               887317105          $  8.7628          502,453
Triarc Companies, Inc.                     CL A               895927101          $  1.9508          116,535
Tyco International Ltd                      COM               902124106          $ 15.2399          528,063
United Parcel Svc Inc. CL B                 COM               911312106          $  2.3232           30,914
United Technologies                         COM               913017109          $  0.3921            7,013
Van Kampen Merr Value Mun Tr                COM               921132106          $  0.1849           13,740
Varian Inc.                                 COM               922206107          $  0.6367           16,002
Varian Medical Systems, Inc.                COM               92220P105          $  0.8211           16,312
Verisign, Inc.                              COM               92343E102          $  0.4921           22,469
Viacom Inc. - Cl B                         CL B               925524308          $  8.4446          259,037
Waddell & Reed Financial - A               CL A               930059100          $  3.0055          143,322
Washington Mutual, Inc.                     COM               939322103          $  0.7047           16,201
Wells Fargo & Co.                           COM               949746101          $  0.2450            3,900
Williams Cos Inc.                           COM               969457100          $  9.3464          403,385
Wyeth                                       COM               983024100          $  4.9814          108,127
Ace Ltd                                     ORD               G0070K103          $  9.8721          184,732
Foster Wheeler Ltd.                       SHS NEW             G36535139          $  7.6239          207,283
PartnerRe Ltd                               COM               G6852T105          $  2.0649           31,444
QIAGEN N.V.                                 ORD               N72482107          $  1.8320          155,912

                                                                                 $310.3186       10,850,787